SIGNIFICANT JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Cash flows from (used in) operating activities	$ 639	$ 1,031	$ 1,941	$ 1,920
Cash and cash equivalents	5,138	$ 3,743	5,138	$ 3,743	$ 5,672	$ 5,188	$ 3,327	$ 3,314
Credit Facility Due 2026 [Member]
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Undrawn borrowing facilities	3,000		3,000
Pascua-Lama | Chile
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Receipts from value added tax refunds	457		457			459
Revenue, performance obligation	3,538		3,538
Pascua-Lama | Argentina
Disclosure of Detailed Information About Accounting Judgments and Estimates [Line Items]
Value added tax receivables	$ 48		$ 48			$ 53